Other assets-Other / Other liabilities - Schedule of Other assets-Other and Other liabilities (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2020	Mar. 31, 2019
Other Assets Other and Other Liabilities [Line Items]
Investments in equity securities for other than trading or operating purposes	[1]	¥ 141,855	¥ 175,015
Listed equity securities [Member]
Other Assets Other and Other Liabilities [Line Items]
Investments in equity securities for other than trading or operating purposes		32,545	45,712
Unlisted equity securities [Member]
Other Assets Other and Other Liabilities [Line Items]
Investments in equity securities for other than trading or operating purposes		¥ 109,310	¥ 129,303

[1]	Includes marketable and non-marketable equity securities held for other than trading or operating purposes. These investments comprise of listed equity securities and unlisted equity securities of ¥45,712 million and ¥129,303 million respectively, as of March 31, 2019, and ¥32,545 million and ¥109,310 million respectively, as of March 31, 2020. These securities are carried at fair value, with changes in fair value recognized within Revenue—Other in the consolidated statements of income.